Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2023
Employee benefit expenses
Schedule of employee benefit expenses

	2023	2022	2021
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(288,451)	(338,503)	(283,463)
Social security costs	(35,057)	(40,881)	(33,773)
Share-based payments (Note 28)	(3,386)	(1,026)	(2,002)
Pension costs - defined contribution schemes (Note 29.2)	(4,480)	(3,731)	(3,362)
	(331,374)	(384,141)	(322,600)

Schedule of average number of employees

	2023	2022	2021
	Number	Number	Number
By activity:
Football – men’s and women’s players	131	124	118
Football - technical and coaching	192	189	176
Commercial	160	151	131
Media	104	94	90
Administration and other	525	477	468
Average number of employees	1,112	1,035	983

Schedule of compensation paid or payable to key management for employee services

	2023	2022	2021
	£’000	£’000	£’000
Short-term employee benefits	(4,838)	(6,893)	(8,326)
Share-based payments	(2,349)	(284)	(1,125)
Post-employment benefits	(8)	(8)	(5)
	(7,195)	(7,185)	(9,456)